ACQUISITIONS - Purchase price allocation (Details) - USD ($)	Sep. 30, 2025	Apr. 28, 2025	Apr. 25, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Liabilities
Goodwill	$ 5,157,376			$ 1,728,108	$ 2,246,619	$ 2,403,722
ATS and SESB
Liabilities
Expected useful lives		10 years
ATS
Assets
Accounts receivable		$ 143,886
Prepaid expenses and other current assets		143,858
Property and equipment, net		86,670
Right-of-use asset - operating lease		113,231
Total assets acquired		847,645
Liabilities
Accounts payable		240,014
Accrued expenses and other current liabilities		138,508
Debt, net of debt discount		164,772
Contract liabilities		18,400
Operating lease liabilities		116,798
Debt, net of current portion		183,155
Total liabilities assumed		861,647
Net assets acquired		(14,002)
Goodwill		$ 2,612,975
Expected useful lives		15 years
ATS | Customer relationships
Assets
Intangible assets		$ 200,000
ATS | Trademark
Assets
Intangible assets		160,000
SESB
Assets
Accounts receivable		6,171
Total assets acquired		228,171
Liabilities
Accrued expenses and other current liabilities		8,118
Debt, net of debt discount		47,892
Total liabilities assumed		56,010
Net assets acquired		172,161
Goodwill		$ 817,705
Expected useful lives		11 years
SESB | Customer relationships
Assets
Intangible assets		$ 140,000
SESB | Trademark
Assets
Intangible assets		$ 82,000
CER
Assets
Cash			$ 559,115
Accounts receivable			1,343,414
Prepaid expenses and other current assets			428,776
Property and equipment, net			2,720,468
Total assets acquired			5,051,773
Liabilities
Accounts payable			158,176
Accrued expenses and other current liabilities			1,119,487
Debt, net of debt discount			1,003,851
Deferred tax liability			54,234
Total liabilities assumed			2,335,748
Net assets acquired			2,716,025
Non-controlling interest			$ 228,520